13F-HR
3/31/08
0001279471
jx3@bebi
NONE
1
Elouise P. Manhertz
212-984-8869
Elouise_Manhertz@tigerfund.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment[  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     TigerShark Partners, LLC
Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 00-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sears
Title:     Managing Member
Phone:     212-984-2426
Signature, Place and Date of Signing:

    Michael Sears  May 13, 2008

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    63

Form 13F Information Table Value Total:    249156

                                                                           FORM 13F INFORMATION TABLE
                              TITLE OF                 VALUE     SHARES/  SH/PUT/  INVSTMT    OTHER   VOTING  AUTHORITY
  NAME OF ISSUER               CLASS         CUSIP     x($1000)  PRN AMT  PRN CALL DISCRETN  MANAGERS  SOLE   SHARED  NONe
  --------------------       ------------    --------  --------- -------- -------- --------  -------- ------  ------ -----
D 99 CENTS ONLY STORES	       COMMON STOCK   65440K106  1325	   134000     SH     SOLE	0     1325 	0 	0
D ANHEUSER BUSCH COS INC       COMMON STOCK   035229103  5718	   120511     SH     SOLE	0     5718 	0	0
D APPLE INC		       COMMON STOCK   037833100  3588	    25000     SH     SOLE	0     3588	0	0
D ARCTIC CAT INC	       COMMON STOCK   039670104  1239	   170000     SH     SOLE	0     1239 	0	0
D BED BATH & BEYOND INC	       COMMON STOCK   075896100   885	    30000     SH     SOLE	0      885 	0	0
D BENCHMARK ELECTRS INC	       COMMON STOCK   08160H101  1975	   110000     SH     SOLE	0     1975 	0	0
D BOSTON SCIENTIFIC CORP       COMMON STOCK   101137107   914	    70988     SH     SOLE	0      914 	0	0
D CACI INTL INC		       CLASS A	      127190304  3416	    75000     SH     SOLE	0     3416 	0	0
D CAMPBELL SOUP CO	       COMMON STOCK   134429109  7130	   210000     SH     SOLE	0     7130 	0	0
D CAMPBELL SOUP CO	       COMMON STOCK   134429959  7130	   210000     PUT    SOLE	0	 0 	0	0
D CAPITALSOURCE INC	       COMMON STOCK   14055X902  2693	   278500     CALL   SOLE	0	 0 	0	0
D CAPITALSOURCE INC	       COMMON STOCK   14055X952  8504	   879400     PUT    SOLE	0	 0	0	0
D CBRL GROUP INC	       COMMON STOCK   12489V106  2683	    75000     SH     SOLE	0     2683 	0	0
D CIT GROUP INC		       COMMON STOCK   125581108  2074	   175000     SH     SOLE	0     2074 	0	0
D COLONIAL BANCGROUP INC       COMMON STOCK   195493959   308	    32000     PUT    SOLE	0	 0	0	0
D COMCAST CORP NEW	       CLASS A        20030N101  2233	   115448     SH     SOLE	0     2233 	0	0
D DELTA AIR LINES INC DEL      COM NEW	      247361702   865	   100627     SH     SOLE	0      865 	0	0
D DIEBOLD INC		       COMMON STOCK   253651103  1151	    30661     SH     SOLE	0     1151 	0	0
D DILLARDS INC		       CLASS A        254067101  3796	   220545     SH     SOLE	0     3796 	0	0
D DOMTAR CORP		       COMMON STOCK   257559104   889	   130145     SH     SOLE	0      889 	0	0
D ENTERGY CORP NEW	       COMMON STOCK   29364G103  3272	    30000     SH     SOLE	0     3272 	0	0
D FOCUS MEDIA HLDG LTD	       COMMON STOCK   34415V959  2812	    80000     PUT    SOLE	0	 0	0	0
D GENERAL DYNAMICS CORP	       COMMON STOCK   369550108  5419	    65000     SH     SOLE	0     5419 	0	0
D GENERAL MTRS CORP	       COMMON STOCK   370442905  4763	   250000     CALL   SOLE	0	 0	0	0
D GENERAL MTRS CORP	       COMMON STOCK   370442955 10478	   550000     PUT    SOLE	0	 0 	0	0
D GLAXOSMITHKLINE PLC	       SPONSORED ADR  37733W105  7082	   166906     SH     SOLE	0     7082 	0	0
D GLAXOSMITHKLINE PLC	       SPONSORED ADR  37733W955  6577	   155000     PUT    SOLE	0	 0 	0	0
D HERSHEY CO		       COMMON STOCK   427866108  4900	   130075     SH     SOLE	0     4900 	0	0
D HOME DEPOT INC	       COMMON STOCK   437076102  5851	   209201     SH     SOLE	0     5851 	0	0
D HOME DEPOT INC	       COMMON STOCK   437076952  5594	   200000     PUT    SOLE	0	 0 	0	0
D ISHARES TR		       DJ US REAL EST 464287739  9856	   151400     SH     SOLE	0     9856 	0	0
D JOHNSON & JOHNSON	       COMMON STOCK   478160104 10379	   160000     SH     SOLE	0    10379 	0	0
D JOHNSON & JOHNSON	       COMMON STOCK   478160954  7784	   120000     PUT    SOLE	0	 0 	0	0
D KENNAMETAL INC	       COMMON STOCK   489170100  1913	    65000     SH     SOLE	0     1913 	0	0
D LIBERTY MEDIA CORP NEW       INT COM SER A  53071M104   477	    29579     SH     SOLE	0      477 	0	0
D MCG CAPITAL CORP	       COMMON STOCK   58047P957   909	   100000     PUT    SOLE	0	 0 	0	0
D METLIFE INC		       COMMON STOCK   59156R108  1838	    30504     SH     SOLE	0     1838 	0	0
D MGE ENERGY INC	       COMMON STOCK   55277P104  3090	    90729     SH     SOLE	0     3090 	0	0
D MKS INSTRUMENT INC	       COMMON STOCK   55306N104   638	    29800     SH     SOLE	0      638 	0	0
D NEWMONT MINING CORP	       COMMON STOCK   651639106  3208	    70823     SH     SOLE	0     3208 	0	0
D ORACLE CORP		       COMMON STOCK   68389X105  3521	   180012     SH     SOLE	0     3521 	0	0
D PALL CORP		       COMMON STOCK   696429307  1403	    40000     SH     SOLE	0     1403 	0	0
D PENN WEST ENERGY TR	       TR UNIT	      707885109  3096	   110654     SH     SOLE	0     3096 	0	0
D PEPSICO INC		       COMMON STOCK   713448108  5125	    70988     SH     SOLE	0     5125 	0	0
D PEROT SYS CORP	       CLASS A        714265105  1203	    80000     SH     SOLE	0     1203 	0	0
D PFIZER INC		       COMMON STOCK   717081103  9732	   465000     SH     SOLE	0     9732 	0	0
D PFIZER INC		       COMMON STOCK   717081953  9732	   465000     PUT    SOLE	0	 0 	0	0
D POWERSHARES QQQ TRUST	       UNIT SER 1     73935A104  3498	    80000     SH     SOLE	0     3498 	0	0
D SEALED AIR CORP NEW	       COMMON STOCK   81211K100  1641	    65000     SH     SOLE	0     1641 	0	0
D SEALED AIR CORP NEW	       COMMON STOCK   81211K950  1641	    65000     PUT    SOLE	0	 0 	0	0
D SKECHERS U S A INC	       CLASS A	      830566105  2237	   110680     SH     SOLE	0     2237 	0	0
D SMURFIT-STONE CONTAINER CORP COMMON STOCK   832727101  2018	   262039     SH     SOLE	0     2018 	0	0
D SPDR SERIES TRUST	       KBW REGL BKG   78464A698  1529	    43500     SH     SOLE	0     1529 	0	0
D SPDR TR		       UNIT SER 1     78462F103 18450	   139808     SH     SOLE	0    18450	0	0
D STAPLES INC		       COMMON STOCK   855030102  2892	   130789     SH     SOLE	0     2892 	0	0
D SYMANTEC CORP		       COMMON STOCK   871503108  3989	   240000     SH     SOLE	0     3989 	0	0
D TELEFONOS DE MEXICO S A B    SPON ADR ORD L 879403780  1692	    45000     SH     SOLE	0     1692	0	0
D VERIZON COMMUNICATIONS INC   COMMON STOCK   92343V104  4313	   118315     SH     SOLE	0     4313 	0	0
D VERIZON COMMUNICATIONS INC   COMMON STOCK   92343V954  2187	    60000     PUT    SOLE	0	 0 	0	0
D WELLS FARGO & CO NEW	       COMMON STOCK   949746101  5820	   200000     SH     SOLE	0     5820 	0	0
D WELLS FARGO & CO NEW	       COMMON STOCK   949746951  5820	   200000     PUT    SOLE	0	 0 	0	0
D WESTWOOD ONE INC	       COMMON STOCK   961815107  1024	   487414     SH     SOLE	0     1024 	0	0
D WNS HOLDINGS LTD	       SPON ADR       92932M101  1239	    80174     SH     SOLE	0     1239 	0	0
S REPORT SUMMARY               63 DATA RECORDS             249156     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED





13F: Report Creation

NOTE: The 13F-HR File ends on the line labled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       3/31/08
Client                       TigerShark Partners, LLC
Use Adjustments              No
Combine Funds                No
Report Data Records                             64
               Total Records   			63
               Total Omitted                    1
Report Market Value x($1000)                	249156
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
#   Cusip          Desciption        		Quantity	Market Value

971807952	WILMINGTON TRUST CORP		1000		31








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